Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 530,777,215.92
Previously Paid Amount	81,261.99
Total Fee Amount	81,261.99
Total Offset Amount	0.00
Net Fee	$ 0.00